Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of segment operating performance measure
	For the Years Ended June 30, 2022
	Tea shop chains	Blockchain business	Unallocated	Total
Revenues	$765,094	$-	$-	$765,094
Cost of revenues	$(450,310)	$-	$-	$(450,310)
General and administrative expenses	$(1,809,435)	$(2,976,619)	$(5,622,476)	$(10,408,530)
Other (expenses) income	$(283,111)	$(2,560,131)	$(410,116)	$(3,253,358)
Net income (loss) from continuing operations before income taxes	$(1,761,389)	$(5,536,750)	$(6,048,965)	$(13,347,104)

	For the Years Ended June 30, 2021
	Tea shop chains	Blockchain business	Unallocated	Total
Revenues	$358,515	$-	$-	$358,515
Cost of revenues	$(180,214)	$-	$-	$(180,214)
General and administrative expenses	$(992,884)	$(63,949)	$(7,722,761)	$(8,779,594)
Other income	$214,041	$47,905	$113,024	$374,970
Net income (loss) from continuing operations before income taxes	$(600,542)	$(16,044)	$(7,609,737)	$(8,226,323)